Annual Operating Expenses {- Fidelity Flex® International Index Fund} - 10.31 Fidelity Flex International Index Fund PRO-09 - Fidelity Flex® International Index Fund - Fidelity Flex International Index Fund-Default
Dec. 30, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]

[1]

(a)The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.